Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Share-based compensation	SFr 1,794,467	SFr 3,682,073	SFr 1,178,344
Increase (decrease) in share-based compensation expense	(1,900,000)	2,500,000
Equity sharing certificate plan
Share-based compensation
Share-based compensation		44,244	4,476
Share purchase plan
Share-based compensation
Share-based compensation			23,498
Share option plans
Share-based compensation
Share-based compensation	1,794,467	3,637,829	1,150,370
Research and development expense
Share-based compensation
Share-based compensation	570,660	1,047,398	467,812
General and administration expense
Share-based compensation
Share-based compensation	SFr 1,223,807	SFr 2,634,675	SFr 710,532